Organization and Principal Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. Organization and principal activities

China Greenstar Corporation (the “Company”), formerly known as Stark Beneficial, Inc. (“Stark”), was incorporated in the State of Delaware. Until the Company consummated a Share Exchange on December 15, 2014 with Greenstar Holdings, the Company was a shell company that had no or nominal operations and either no or nominal assets.

China Greenstar Holdings Limited (“Greenstar Holdings”) was established in the British Virgin Islands (“BVI”) on July 29, 2014. Greenstar Holdings itself has no significant business operations and assets other than holds equity interests in its subsidiaries.

Greenstar Group (HK) Limited (“Greenstar HK”) was established as an Investment Holding Company by Forever Prosperous Holdings (China) Limited (“Forever Prosperous”) (the controlling shareholder of the Company) in Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”) on October 25, 2013. The ownership interests of Greenstar HK were transferred to Greenstar Holdings in August 2014, after Greenstar Holdings was set up.

Shenzhen Greenstar Technology Co., Ltd. (“Greenstar Technology”) was established as a wholly foreign owned enterprise on September 29, 2014 in Shenzhen, the PRC by Greenstar HK. The registered capital of Greenstar Technology is HK$ 1,000,000 (equal to USD128,622). Greenstar Technology will be principally engaged in selling fuel additive product and business consulting services.

On December 15, 2014 (the “Closing Date”), Stark, entered into a Share Exchange Agreement (the “Exchange Agreement”), with (i) Greenstar Holdings, (ii) Greenstar Holdings shareholders, Forever Prosperous Holdings (China) Limited, a British Virgin Islands company (“Forever Prosperous”), Pride Sun Limited, a British Virgin Islands company (“Pride Sun”) and New Empire Ventures Limited, a British Virgin Islands company, (collectively, “Greenstar Holdings Shareholders”) who together own shares constituting 100% of the issued and outstanding ordinary shares of Greenstar Holdings (“Greenstar Holdings Shares”) and (iii) Michael Anthony, the principal stockholder of Stark (the “Stark Shareholder”). Pursuant to the terms of the Exchange Agreement, Greenstar Holdings Shareholders transferred all of the shares of Greenstar Holdings in exchange for the issuance of 102,100,000 shares of Stark’s common stock (the “Share Exchange’). Immediately prior to the Share Exchange, the original shares (2,100,000 of common stock and 5,000,000 preferred stock) were repurchased and cancelled (the “Cancelled Shares”), reducing Stark’s issued and outstanding shares to 279,935 shares of common stock. As a result of the cancellation of the Cancelled Shares and the Share Exchange, Stark had 102,379,935 shares of common stock issued and outstanding following the Share Exchange. Stark changed its name to China Greenstar Corporation on January 6, 2015. The Company, Greenstar Holdings, Greenstar HK and its subsidiary are collectively referred to as the “Group.”

The Group is engaged in distributing and reselling a fuel additive and cleaner called “Greencare Product” in People’s Republic of China (“PRC”) through Greenstar Technology. During the year 2014 and the period through January 1 to June 26, 2015, the volume of sales was insignificant. The Greencare Product is added to gasoline in order to improve fuel quality by suppressing or cleaning sediments in the fuel. The Greencare Product improves overall engine performance, maximizes fuel-burning efficiency, enhances the power of an engine and provides for cleaner emissions. The Group will purchase fuel additive from a third party in the PRC and have the third party package it, and then resell it to customers. The Group will not be directly involved in the production or manufacturing of fuel additives and cleaners.

1. Organization and principal activities

China Greenstar Corporation (the “Company”), formerly known as Stark Beneficial, Inc. (“Stark”), was incorporated in the State of Delaware. Until the Company consummated a Share Exchange on December 15, 2014 with Greenstar Holdings, the Company was a shell company that had no or nominal operations and either no or nominal assets.

China Greenstar Holdings Limited (“Greenstar Holdings”) was established in the British Virgin Islands (“BVI”) on July 29, 2014. Greenstar Holdings itself has no significant business operations and assets other than holds equity interests in its subsidiaries.

Greenstar Group (HK) Limited (“Greenstar HK”) was established as an Investment Holding Company by Forever Prosperous Holdings (China) Limited (“Forever Prosperous”) (the controlling shareholder of the Company) in Hong Kong Special Administrative Region of the People’s Republic of China (the “PRC”) on October 25, 2013. The ownership interests of Greenstar HK were transferred to Greenstar Holdings in August 2014, after Greenstar Holdings was set up.

Shenzhen Greenstar Technology Co., Ltd. (“Greenstar Technology”) was established as a wholly foreign owned enterprise on September 29, 2014 in Shenzhen, the PRC by Greenstar HK. The registered capital of Greenstar Technology is HK$ 1,000,000 (equal to USD128,622). Greenstar Technology will be principally engaged in selling fuel additive product and business consulting services.

On December 15, 2014 (the “Closing Date”), Stark, entered into a Share Exchange Agreement (the “Exchange Agreement”), with (i) Greenstar Holdings, (ii) Greenstar Holdings’ shareholders, Forever Prosperous Holdings (China) Limited, a British Virgin Islands company (“Forever Prosperous”), Pride Sun Limited, a British Virgin Islands company (“Pride Sun “) and New Empire Ventures Limited, a British Virgin Islands company, (collectively, “Greenstar Holdings Shareholders”) who together own shares constituting 100% of the issued and outstanding ordinary shares of Greenstar Holdings (“Greenstar Holdings Shares”) and (iii) Michael Anthony, the principal stockholder of Stark (the “Stark Shareholder”). Pursuant to the terms of the Exchange Agreement, Greenstar Holdings Shareholders transferred all of the shares of Greenstar Holdings in exchange for the issuance of 102,100,000 shares of Stark’s common stock (the “Share Exchange’). Immediately prior to the Share Exchange, the original shares (2,100,000 of common stock and 5,000,000 preferred stock) were repurchased and cancelled (the “Cancelled Shares”), reducing Stark’s issued and outstanding shares to 279,935 shares of common stock. As a result of the cancellation of the Cancelled Shares and the Share Exchange, Stark had 102,379,935 shares of common stock issued and outstanding following the Share Exchange. Stark changed its name to China Greenstar Corporation on January 6, 2015. The Company, Greenstar Holdings, Greenstar HK and its subsidiary are collectively referred to as the “Group.”

The Group is currently engaged in distributing and reselling a fuel additive and cleaner called “Greencare Product” in People’s Republic of China (“PRC”) through Greenstar Technology. The Greencare Product is added to gasoline in order to improve fuel quality by suppressing or cleaning sediments in the fuel. The Greencare Product improves overall engine performance, maximizes fuel burning efficiency, enhances the power of an engine and provides for cleaner emissions.